Allocation of Purchase Price to Fair Values of Portion of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended												0 Months Ended					0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2009 Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang)	Sep. 30, 2013 Business Contracts Minimum	Sep. 30, 2013 Business Contracts Maximum	Sep. 30, 2013 Copyrights	Sep. 30, 2013 Platform	Sep. 30, 2013 Computer Software Minimum	Sep. 30, 2013 Computer Software Maximum	Sep. 30, 2013 Courseware Minimum	Sep. 30, 2013 Courseware Maximum	Sep. 30, 2009 Noncompete Agreements Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang)	Sep. 30, 2009 Supplementary Domain Names Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang)	Mar. 10, 2009 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai)	Mar. 10, 2009 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) Business Contracts	Mar. 10, 2009 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) Business Contracts Minimum	Mar. 10, 2009 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) Business Contracts Maximum	Mar. 10, 2009 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) Copyrights	Mar. 10, 2009 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) Platform	Mar. 10, 2009 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) Domain Name	Mar. 10, 2009 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) Domain Name Minimum	Mar. 10, 2009 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) Domain Name Maximum	Mar. 10, 2009 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) Computer Software	Mar. 10, 2009 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) Courseware
Schedule of Business Acquisitions, Purchase Price [Line Items]
Deferred revenue			$ (1,617)
Cash														2,854
Accounts receivable			1,968
Property, plant and equipment														138
Purchased call option			669											1,221
Other intangible assets												650	1		476			586	195	168			311	255
Amortization period				3 years	5 years	5 years	3 years 6 months	3 years	5 years	1 year	5 years	15 years	10 years			3 years	5 years	5 years	3 years 6 months		10 years	11 years	3 years	5 years
Deferred tax liability			(330)											(382)
Income tax payable			(61)
Other payables			(107)
Noncontrolling interest			(937)											(2,107)
Goodwill	7,711	7,511	2,143											1,603
Total consideration			$ 2,379											$ 5,318